Finance Costs and Fair Value Movement	12 Months Ended
Jun. 30, 2023
Finance Costs and Fair Value Movement
Finance Costs and Fair Value Movement

Note 5 - Finance Costs and Fair Value Movement

	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021
	$’000	$’000	$’000
(a) Finance costs
Interest on debt and borrowings	(25,548)	(17,142)	(8,588)
Interest on debt and borrowings Related Party	(7,181)	—	—
Other finance costs	(2,319)	(994)	(207)
Total finance costs	(35,048)	(18,136)	(8,795)
(b) Fair value movement
Prepayment fee feature	—	(6,291)	(5,947)
Warrant liability	17,826	(3,491)	—
Embedded derivative	(849)	—	—
Total Fair value movement	16,977	(9,782)	(5,947)